Events in Reporting Period	9 Months Ended
Sep. 30, 2013
Events in Reporting Period [Abstract]
Events in Reporting Period
Note 5 - Events in Reporting Period

A.
On April 4, 2013, Viola Group, a private equity investment group, entered into a series of agreements to acquire approximately 13% of the Company's shares from Kardan Communications Ltd (hereinafter: Kardan) and approximately 7% of the Company's shares from David Rivel, the Company's founder, director and former Chief Executive Officer.

On May 7, 2013, Viola Group and David Rivel consummated the transactions between the parties and Viola Group acquired approximately 7% of the Company's shares. Following the consummation of the transaction, David Rivel continues to own approximately 5% of the Company's shares.

On September 10, 2013, Viola Group and Kardan consummated the transactions between the parties and Viola Group acquired approximately 13% of Company's shares. Following the consummation of the transaction, Kardan continues to own approximately 11% of Company's shares.

In connection with the transactions, Viola Group has also entered into shareholders agreements with each of Kardan, David Rivel and Del-Ta Engineering Equipment Ltd., the holder of approximately 39% of the Company's shares.

The Company is not a party to the agreements and is not issuing Viola Group any new shares in the transactions.

B.
On September 3, 2013, the Company acquired all the issued share capital of TVP Group Ltd., a UK company and the sole shareholder of JCA Ltd., a London-based provider on content management services, for an aggregate purchase price of $9.0 million and deferred payment of up to $5.5 million payable three years after the closing subject to achievement of defined business results. The purchase price is subject to a working capital adjustment. The allocation of purchase price was estimated by an external international expert in finance.

C.
On May 8, 2013, the Company's Board of Directors declared a cash dividend in the amount of $0.16 per ordinary share, and in aggregate amount of approximately $2.77 million. The dividend was paid on June 13, 2013 of record at the end of the trading day on NASDAQ on May 20, 2013.

D.
On August 7, 2013, the Company's Board of Directors declared a cash dividend in the amount of $0.1 per ordinary share, and in aggregate amount of approximately $1.7  million. The dividend was paid on September 11, 2013 of record at the end of the trading day on NASDAQ on August 21, 2013.